Earnings per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings per share
Basic EPS - Net income (loss)	$ 175.3	$ 94.4	$ 346.8	$ (4.4)
Basic EPS - (in shares)	191,000,000.0	190,200,000	191,000,000.0	189,600,000
Basic EPS (in dollars per share)	$ 0.92	$ 0.50	$ 1.82	$ (0.02)
Effect of dilutive securities - (in shares)	400,000	400,000	300,000
Effect of dilutive securities - (in dollars per share)			(0.01)
Diluted EPS - Net income (loss)	$ 175.3	$ 94.4	$ 346.8	$ (4.4)
Diluted EPS - (in shares)	191,400,000	190,600,000	191,300,000	189,600,000
Diluted EPS (in dollars per share)	$ 0.92	$ 0.50	$ 1.81	$ (0.02)
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	61,594	0	61,594	0
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)			66,996	65,630